Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) Programs	Jun. 30, 2020 USD ($)
Net Finance Costs [Line Items]
Interest capitalised	2.90%	2.83%	4.14%
Tax relief for capitalised interest	$ 34	$ 61	$ 80
Repayments of hybrid debt instruments	$ 3,358	$ 8,357	$ 2,008
Number of repurchase programs | Programs		2
Hybrid Debt Repurchase Program [Member]
Net Finance Costs [Line Items]
Repayments of hybrid debt instruments		$ 3,402